Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues

The following table presents revenues by the service lines:

	For the Years Ended December 31,
	2024	2023	2022
REVENUES:
Application development services	$5,348,816	$9,780,115	$3,847,199
Consulting and technical support services	3,563,248	3,609,158	2,538,500
Subscription services	606,313	695,010	758,526
Trading revenue	2,055,815	2,549,808	3,338,584
Others revenue	37,250	190,732	-
Total revenues	$11,611,442	$16,824,823	$10,482,809